RECEIVABLES – DIGITAL ASSETS (Details Narrative) $ in Thousands	Sep. 30, 2025 USD ($)
Receivables Digital Assets
Digital asset receivables	$ 8,900
Stablecoin receivables	15,000
TON tokens receivable	$ 2,180